Loans and Allowance for Credit Losses - Summary of Change in Nonperforming Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Nonperforming Assets [Line Items]
Balance December 31, 2013	$ 2,037
Additions to nonperforming assets
New nonaccrual loans and foreclosed properties	1,260
Advances on loans	52
Total additions	1,312
Reductions in nonperforming assets
Paydowns, payoffs	(663)
Net sales	(319)
Return to performing status	(153)
Charge-offs	(406)
Total reductions	(1,541)
Net additions to (reductions in) nonperforming assets	(229)
Balance December 31, 2014	1,808
Commercial And Commercial Real Estate Loans [Member]
Nonperforming Assets [Line Items]
Balance December 31, 2013	494
Additions to nonperforming assets
New nonaccrual loans and foreclosed properties	514
Advances on loans	52
Total additions	566
Reductions in nonperforming assets
Paydowns, payoffs	(248)
Net sales	(120)
Return to performing status	(21)
Charge-offs	(240)
Total reductions	(629)
Net additions to (reductions in) nonperforming assets	(63)
Balance December 31, 2014	431
Credit Card Other Retail and Residential Mortgages [Member]
Nonperforming Assets [Line Items]
Balance December 31, 2013	1,319
Additions to nonperforming assets
New nonaccrual loans and foreclosed properties	672
Total additions	672
Reductions in nonperforming assets
Paydowns, payoffs	(244)
Net sales	(127)
Return to performing status	(130)
Charge-offs	(164)
Total reductions	(665)
Net additions to (reductions in) nonperforming assets	7
Balance December 31, 2014	1,326
Covered Assets [Member]
Nonperforming Assets [Line Items]
Balance December 31, 2013	224
Additions to nonperforming assets
New nonaccrual loans and foreclosed properties	74
Total additions	74
Reductions in nonperforming assets
Paydowns, payoffs	(171)
Net sales	(72)
Return to performing status	(2)
Charge-offs	(2)
Total reductions	(247)
Net additions to (reductions in) nonperforming assets	(173)
Balance December 31, 2014	$ 51